Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense
Information about the Company's current and deferred tax expense follows:

	Year Ended December 31,
	2015	2014	2013
Current expense	$29,778	$31,688	$2,693
Deferred expense	11,235	3,311	27,384
Total income tax expense	$41,013	$34,999	$30,077

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2015	2014	2013
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.7)%	(2.6)%	(2.5)%
Nondeductible health insurer fee	2.3%	1.9%	—%
Change in liability for prior years' taxes	0.5%	(0.3)%	0.2%
Other	(0.5)%	(0.4)%	(0.3)%
Effective income tax rate	35.6%	33.6%	32.4%

Schedule of Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2015, 2014, and 2013, is as follows:

	Years Ended December 31,
	2015	2014	2013
Balance at beginning of year	$(75)	$(382)	$(776)
Additions based on tax positions related to the current year	(203)	—	(92)
Reductions based on tax positions related to the current year	15	21	10
Additions for tax positions of prior years	(499)	(703)	(381)
Reductions for tax positions of prior years	52	131	857
Settlements	—	858	—
Balance at end of year	$(710)	$(75)	$(382)

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2015	2014
Deferred tax assets:
Deferred gain on disposal of businesses	$20,477	$23,672
Investments, net	39,673	45,270
Deferred acquisition costs	11,021	11,687
Compensation related	5	1,150
Employee and post-retirement benefits	4,649	3,553
Total deferred tax asset	75,825	85,332
Deferred tax liabilities:
Net unrealized appreciation on securities	(100,851)	(154,852)
Policyholder and separate account reserves	(7,168)	(4,848)
Accrued liabilities	(3,057)	(1,938)
Other	(3,429)	(5,147)
Total deferred tax liability	(114,505)	(166,785)
Net deferred income tax liability	$(38,680)	$(81,453)